Shareholder Report, Line Graph (Details) 210025_Aptus Laddered Buffer ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 31, 2026	Apr. 30, 2026
Aptus Laddered Buffer ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Aptus Laddered Buffer ETF NAV
Accumulated Value	$ 10,000	$ 10,557
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,049